BANK LOAN (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
BANK LOAN
March 31, 2022	$ 10,380	$ 115,049
March 31, 2023	20,760	9,240
March 31, 2024	20,760	9,786
March 31, 2025	20,760	10,364
March 31, 2025	20,760	10,975
Thereafter	117,318	165,762
Total	$ 210,738	$ 321,176